Annual Total Returns- DWS Global Income Builder VIP (Class A) [BarChart] - Class A - DWS Global Income Builder VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.42%)	12.98%	16.63%	3.83%	(1.44%)	6.81%	16.54%	(7.66%)	20.16%	8.28%